Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Current Payables [Abstract]
Accruals	$ 675	$ 2,006
Trade	767	337
Interest	80	86
Partner Advances	237	94
Employee Long-Term Incentives	36	52
Joint Operations Payable	3	12
Other	35	40
Accounts payable and accrued liabilities	$ 1,833	$ 2,627